Share Capital and Capital reserve (Details) € in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 14, 2018 shares	Jan. 02, 2018 $ / shares shares	Sep. 30, 2018 EUR (€) shares	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2015 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%		20.00%
Dividends recognised as distributions to owners per share | $ / shares		$ 16.6516				$ 11.4824
Preference Shares, Dividend Payment Terms, Weighted Average Share Price, Minimum Term Required				10 days	10 days
Number of shares reserved for issue under options and contracts for sale of shares			125,000	125,000
Total share capital and capital reserve | €			€ 1,759.0	€ 1,759.0				€ 1,637.5
Listing and share transaction costs | €			(13.8)	(13.8)				(13.8)
Total Capital reserve | €			€ 1,745.2	€ 1,745.2				€ 1,623.7
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 10		$ 10.00
Number of shares issued and fully paid			174,047,997	174,047,997				165,291,546
Total share capital and capital reserve | €			€ 1,748.4	€ 1,748.4				€ 1,626.9
Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 10		$ 10.00
Number of shares issued and fully paid			1,500,000	1,500,000				1,500,000
Total share capital and capital reserve | €			€ 10.6	€ 10.6				€ 10.6
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares)		8,705,890
Percentage increase in dividend price				20.00%
Restricted Stock1 [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			181,054
Restricted Stock1 [Member] | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	53,498			9,375
Ordinary shares | Restricted Stock1 [Member] | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	41,186